Unaudited Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 458,715	$ 595,142
Restricted cash	93,050	94,170
Trade accounts receivable, net of allowance for doubtful receivables of $2,948 and $2,948 at December 31, 2013 and at June 30, 2014, respectively	351,185	321,989
Due from related parties (Note 4)	42,718	39,023
Other current assets (Note 5)	217,488	133,875
Total current assets	1,163,156	1,184,199
FIXED ASSETS, NET:
Advances for vessels and drillships under construction and related costs (Note 6)	577,069	679,008
Vessels, net (Note 7)	2,242,604	2,249,087
Drilling rigs, drillships, machinery and equipment, net (Note 7)	6,419,463	5,828,231
Total fixed assets, net	9,239,136	8,756,326
OTHER NON-CURRENT ASSETS:
Financial instruments (Note 10)	10,395	14,741
Restricted cash	75,000	50,000
Intangible assets, net	5,454	6,175
Above-market acquired time charter	3,695	8,816
Other non-current assets (Note 8)	124,179	103,435
Total other non-current assets	218,723	183,167
Total assets	10,621,015	10,123,692
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred finance costs (Note 9)	1,578,092	1,660,168
Accounts payable and other current liabilities	164,373	102,528
Accrued liabilities	214,378	232,623
Due to related parties (Note 4)	295	611
Deferred revenue	168,688	128,044
Financial instruments (Note 10)	41,592	47,740
Total current liabilities	2,167,418	2,171,714
NON-CURRENT LIABILITIES
Long-term debt, net of current portion and deferred finance costs (Note 9)	4,376,552	3,907,835
Financial instruments (Note 10)	17,030	26,086
Deferred revenue	140,630	152,226
Other non-current liabilities	15,636	34,133
Total non-current liabilities	4,549,848	4,120,280
COMMITMENTS AND CONTINGENCIES (Note 13)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2013 and June 30, 2014; 100,000,000 shares designated as Series A Convertible preferred stock; 0 shares of Series A Convertible Preferred Stock issued and outstanding at December 31, 2013 and June 30, 2014, respectively	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2013 and June 30, 2014; 432,654,477 and 454,864,321 shares issued and outstanding at December 31, 2013 and June 30, 2014, respectively	4,548	4,326
Treasury stock; $0.01 par value; 21,000,000 shares at December 31, 2013 and June 30, 2014, (Note 11)	(210)	(210)
Additional paid-in capital (Note 11)	2,916,044	2,824,702
Accumulated other comprehensive loss	(5,599)	(6,062)
Accumulated deficit	(249,305)	(209,120)
Total DryShips Inc. stockholders' equity	2,665,478	2,613,636
Non-controlling interests (Note 17)	1,238,271	1,218,062
Total equity	3,903,749	3,831,698
Total liabilities and stockholders' equity	$ 10,621,015	$ 10,123,692